Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Interests in Significant Entities

The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest during 2014	Method
Oyu Tolgoi LLC (i)	66.0%	Consolidation
SouthGobi Resources Ltd. (ii) until December 3, 2014	56.0% - 53.9%	Consolidation
from December 3, 2014	47.9%	Significantly influenced investee at fair value

(i)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE.

The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2014, the consolidated carrying amounts (100%) of Oyu Tolgoi’s assets and liabilities were $7.3 billion and $0.5 billion, respectively. The maximum exposure to loss related to this VIE is $9.4 billion, calculated as the aggregate of the carrying amount of the Company’s common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(ii)	At December 31, 2014, the Company holds a 47.9% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia. The Company accounts for its interest in SouthGobi as a company subject to significant influence, at fair value (see Note 3(a)). Prior to December 3, 2014, the Company held a controlling interest in SouthGobi.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2014	2013
Options	3,742,974	5,909,332
Series D warrants	74,247,460	74,247,460
Anti-Dilution Series D warrants	74,247,460	-

Total potentially dilutive shares	152,237,894	80,156,792